SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS For the Wells Fargo Advantage Large Cap Growth Fund June 22, 2012 LCIT062/P104SP
(Wells Fargo Advantage Large Cap Growth Fund)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Large Cap Growth Fund)		Class A	Class C	Administrator Class	Institutional Class	Investor Class
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fees		none	0.75%	none	none	none
Other Expenses		0.60%	0.60%	0.44%	0.17%	0.67%
Total Annual Fund Operating Expenses		1.25%	2.00%	1.09%	0.82%	1.32%
Waiver of Fund Expenses		0.18%	0.18%	0.14%	0.07%	0.18%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.07%	1.82%	0.95%	0.75%	1.14%
[1]	The Adviser has committed through November 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.07% for Class A, 1.82% for Class C, 0.95% for Administrator Class, 0.75% for Institutional Class and 1.14% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expense Example (Wells Fargo Advantage Large Cap Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	678	932	1,206	1,984
Class C	285	610	1,061	2,313
Administrator Class	97	333	587	1,316
Institutional Class	77	255	448	1,007
Investor Class	116	401	706	1,575

Expense Example, No Redemption (Wells Fargo Advantage Large Cap Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C	185	610	1,061	2,313

SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS For the Wells Fargo Advantage Large Cap Growth Fund June 22, 2012 LCIT062/P104SP
(Wells Fargo Advantage Large Cap Growth Fund)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Large Cap Growth Fund)		Class A	Class C	Administrator Class	Institutional Class	Investor Class
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fees		none	0.75%	none	none	none
Other Expenses		0.60%	0.60%	0.44%	0.17%	0.67%
Total Annual Fund Operating Expenses		1.25%	2.00%	1.09%	0.82%	1.32%
Waiver of Fund Expenses		0.18%	0.18%	0.14%	0.07%	0.18%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.07%	1.82%	0.95%	0.75%	1.14%
[1]	The Adviser has committed through November 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.07% for Class A, 1.82% for Class C, 0.95% for Administrator Class, 0.75% for Institutional Class and 1.14% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expense Example (Wells Fargo Advantage Large Cap Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	678	932	1,206	1,984
Class C	285	610	1,061	2,313
Administrator Class	97	333	587	1,316
Institutional Class	77	255	448	1,007
Investor Class	116	401	706	1,575

Expense Example, No Redemption (Wells Fargo Advantage Large Cap Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C	185	610	1,061	2,313

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Wells Fargo Advantage Large Cap Growth Fund))	0 Months Ended
	Jun. 22, 2012
Class A
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.25%
Waiver of Fund Expenses	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	1.07%	[1]
Class C
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Total Annual Fund Operating Expenses	2.00%
Waiver of Fund Expenses	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	1.82%	[1]
Administrator Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.09%
Waiver of Fund Expenses	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	[1]
Institutional Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.82%
Waiver of Fund Expenses	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.75%	[1]
Investor Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.67%
Total Annual Fund Operating Expenses	1.32%
Waiver of Fund Expenses	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	1.14%	[1]

[1]	The Adviser has committed through November 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.07% for Class A, 1.82% for Class C, 0.95% for Administrator Class, 0.75% for Institutional Class and 1.14% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, (Wells Fargo Advantage Large Cap Growth Fund), Class C, USD $)	0 Months Ended
Jun. 22, 2012
(Wells Fargo Advantage Large Cap Growth Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 185
Expense Example, No Redemption, 3 Years	610
Expense Example, No Redemption, 5 Years	1,061
Expense Example, No Redemption, 10 Years	$ 2,313

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2011
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 22, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 22, 2012
Prospectus Date	rr_ProspectusDate	Jun 22, 2012
Supplement [Text Block]	wells_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS For the Wells Fargo Advantage Large Cap Growth Fund June 22, 2012 LCIT062/P104SP
(Wells Fargo Advantage Large Cap Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Wells Fargo Advantage Large Cap Growth Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Waiver of Fund Expenses	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.07%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	678
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	932
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,206
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,984
(Wells Fargo Advantage Large Cap Growth Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Waiver of Fund Expenses	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.82%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	285
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	610
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,061
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,313
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	610
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,061
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,313
(Wells Fargo Advantage Large Cap Growth Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Waiver of Fund Expenses	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.95%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	333
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	587
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,316
(Wells Fargo Advantage Large Cap Growth Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Waiver of Fund Expenses	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.75%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	448
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,007
(Wells Fargo Advantage Large Cap Growth Fund) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Waiver of Fund Expenses	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.14%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	401
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	706
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,575
[1]	The Adviser has committed through November 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.07% for Class A, 1.82% for Class C, 0.95% for Administrator Class, 0.75% for Institutional Class and 1.14% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.